Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	COMMUNICATION SERVICES — 6.2%
19,126	Alphabet, Inc. - Class A	$3,256,775
19,174	Alphabet, Inc. - Class C	3,302,146
4,224	Netflix, Inc.*	4,141,886
25,692	Trade Desk, Inc. - Class A*	1,806,662
		12,507,469
	CONSUMER DISCRETIONARY — 12.9%
44,627	Amazon.com, Inc.*	9,473,419
19,477	Five Below, Inc.*	1,692,356
25,501	Floor & Decor Holdings, Inc. - Class A*	2,464,162
22,824	Grand Canyon Education, Inc.*	4,104,212
30,299	Starbucks Corp.	3,508,927
16,066	Tesla, Inc.*	4,707,017
		25,950,093
	FINANCIALS — 6.0%
4,829	Kinsale Capital Group, Inc.	2,085,403
10,997	S&P Global, Inc.	5,869,539
11,746	Visa, Inc. - Class A	4,260,392
		12,215,334
	HEALTH CARE — 15.4%
8,113	Align Technology, Inc.*	1,517,374
5,212	Charles River Laboratories International, Inc.*	861,596
17,819	Danaher Corp.	3,702,076
20,082	Ensign Group, Inc.	2,593,590
7,363	IDEXX Laboratories, Inc.*	3,218,441
10,726	Medpace Holdings, Inc.*	3,510,834
92,569	Privia Health Group, Inc.*	2,311,448
8,925	UnitedHealth Group, Inc.	4,239,018
23,780	Veeva Systems, Inc. - Class A*	5,330,049
15,874	West Pharmaceutical Services, Inc.	3,688,165
		30,972,591
	INDUSTRIALS — 18.7%
15,173	Cintas Corp.	3,148,397
81,397	Fastenal Co.	6,164,195
34,124	HEICO Corp.	9,031,940
17,978	Paycom Software, Inc.	3,945,632
7,778	Paylocity Holding Corp.*	1,588,968
48,341	RB Global, Inc.[1]	4,949,152
89,541	Rollins, Inc.	4,691,053
13,962	Verisk Analytics, Inc. - Class A	4,145,457
		37,664,794

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 36.5%
24,927	Analog Devices, Inc.	$5,734,706
10,997	ANSYS, Inc.*	3,664,750
1,371	Fair Isaac Corp.*	2,586,186
26,824	Globant S.A.*,1	4,037,817
16,114	Guidewire Software, Inc.*	3,244,070
34,251	Microsoft Corp.	13,597,305
5,467	Motorola Solutions, Inc.	2,406,683
126,709	NVIDIA Corp.	15,828,488
20,560	Salesforce, Inc.	6,123,796
7,077	ServiceNow, Inc.*	6,579,912
11,970	Tyler Technologies, Inc.*	7,282,907
28,195	Workiva, Inc. - Class A*	2,467,626
		73,554,246
	REAL ESTATE — 2.9%
75,707	CoStar Group, Inc.*	5,772,659
	TOTAL COMMON STOCKS
	(Cost $71,852,516)	198,637,186
	SHORT-TERM INVESTMENTS — 1.5%
2,947,855	Fidelity Institutional Treasury Fund, 4.17%[2]	2,947,855
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,947,855)	2,947,855
	TOTAL INVESTMENTS — 100.1%
	(Cost $74,800,371)	201,585,041
	Liabilities Less Other Assets — (0.1)%	(225,861)
	NET ASSETS — 100.0%	$201,359,180

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.